RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,
	2014	2013

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$10,007	$115,248
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	99,399	393,107
	$109,406	$508,355
Due to related party
- Shareholder	$864,327	$913,479

Schedule of Revenue Related Party [Table Text Block]
	2014	2013	2012
Revenue	$7,372	$539,130	$860,156
Cost of sales	(10,122)	(550,945)	(299,295)
Gross (loss) profit	$(2,750)	$(11,815)	$560,861